111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

August 13, 2019

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 448 (the “Fund”)

(File No. 333-232846) (CIK# 1783509)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on July 26, 2019. In a telephone conversation between Anu Dubey and Matthew Wirig on August 7, 2019, we received comments from the staff of the Commission requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The staff asked whether investments in ETFs that invest in contingent convertible securities (“CoCos”) were a principal focus of the principal investment strategy of the “Convertible Bond ETFs” portion of the strategy.  The Sponsor has indicated that investments in ETFs that invest in CoCos is not a principal focus of the principal investment strategy for the trust.

Comment 2

The staff requested that the applicable expenses of any business development companies (“BDCs”) are included under “Acquired Fund Fees and Expenses” in the “Fee Table” in the prospectus. The Sponsor has confirmed that the applicable expenses of BDCs, if any, will be included under “Acquired Fund Fees and Expenses” in the “Fee Table” in the prospectus.

Comment 3

The staff noted that investments in closed-end funds that invest in senior loans are a part of the Trust’s Principal Investment Strategy and requested that disclosure be added to the “Principal Risk Considerations” section on how the potential phaseout of LIBOR could affect the Trust’s investments. Disclosure has been added in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on October 25, 2019, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP